Fees Summary	Mar. 12, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 227,927,947.50
Previously Paid Amount	0.00
Total Fee Amount	31,476.85
Total Offset Amount	0.00
Net Fee	31,476.85
Narrative - Max Aggregate Offering Price	$ 227,927,947.50
Narrative - Max Aggregate Offering Amount | shares	8,288,289
Final Prospectus	true